Net Sales Revenue	12 Months Ended
Dec. 31, 2018
Net Sales Revenue
Net Sales Revenue

27.   Net Sales Revenue

	12/31/2018	12/31/2017	12/31/2016

Gross sales	14,802,821	11,752,459	11,033,809
Deductions:
Present value adjustment	(4,984)	—	(20,620)
Returns and cancelations	(75,477)	(50,199)	(76,654)
Discounts and rebates	(15,695)	(6,589)	(9,807)
	14,706,665	11,695,671	10,926,728

Taxes on sales (a)	(1,263,289)	(1,114,998)	(1,087,566)

Net sales revenue	13,443,376	10,580,673	9,839,162
(a)

Includes the relative amount 2.5% of gross sales revenue in the domestic market, related to social contribution to the (INSS), pursuant to Law n° 12.546/11, Article 8, Annex I and their respective changes.

The table below shows the breakdown of consolidated net revenue by foreign and domestic markets, specifying the countries where sales in the export market are more significant:

	12/31/2018		12/31/2017		12/31/2016
		% Total net		% Total net		% Total net
	Net revenue	revenue	Net revenue	revenue	Net revenue	revenue

Domestic market (Brazil)	4,051,642	30%	3,222,158	30%	3,276,248	33%
Foreign market	9,391,734	70%	7,358,515	70%	6,562,914	67%
China	2,113,078	16%	1,786,629	17%	1,279,134	13%
United States	1,346,863	10%	1,392,159	13%	1,359,651	14%
Hong Kong	1,412,179	11%	1,230,631	12%	1,001,465	10%
France	889,471	7%	475,442	4%	503,649	5%
Germany	568,409	4%	441,506	4%	377,619	4%
Italy	447,063	3%	378,874	4%	611,150	6%
South Korea	160,286	1%	19,974	0%	32,226	0%
Spain	198,692	1%	246,184	2%	132,323	1%
Turkey	328,821	2%	197,880	2%	144,031	1%
United Kingdom	235,441	2%	195,828	2%	186,436	2%
Mexico	140,055	1%	23,727	0%	47,180	0%
Argentina	157,715	1%	160,207	2%	158,425	2%
Peru	200,017	1%	128,083	1%	101,807	1%
Other countries	1,193,644	9%	681,391	6%	627,818	6%
Total net revenue	13,443,376	100%	10,580,673	100%	9,839,162	100%